CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized	1,750,000,000	1,750,000,000
Common shares, shares issued	279,151,681	180,502,443
Common shares, shares outstanding	279,151,681	180,502,443